Significant Related Party Transactions - Summary of Percentages of Holding of Related Parties with Control Relationship and Changes (Detail) ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 HKD ($)
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [Line Items]
Ownership interest		¥ 19,324		¥ 19,324
Percentage of holding		68.37%		68.37%	68.37%	68.37%	68.37%	68.37%
Increase in ownership interests				¥ 0
Decrease in ownership interests				0
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,680		¥ 1,680
Percentage of holding		60.00%	60.00%	60.00%
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 2,746		¥ 2,746
Percentage of holding		74.27%	74.27%	74.27%
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary | $						$ 130		$ 130
Percentage of holding		50.00%	50.00%	50.00%
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 260
Ownership interest in subsidiary		¥ 1,586		¥ 1,326
Percentage of holding		100.00%	100.00%	100.00%
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 500		¥ 500
Percentage of holding		85.03%	85.03%	85.03%
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 200		¥ 200
Percentage of holding		100.00%	100.00%	100.00%
Golden Phoenix Tree Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 0		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
King Phoenix Tree Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 0		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 601
Ownership interest in subsidiary		¥ 6,800		¥ 6,199
Percentage of holding		100.00%	100.00%	100.00%
New Aldgate Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,167		¥ 1,167
Percentage of holding		100.00%	100.00%	100.00%
Glorious Fortune Forever Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 0		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
CL hotel investor, L.P. [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 0		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
Golden Bamboo Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,734		¥ 1,734
Percentage of holding		100.00%	100.00%	100.00%
Sunny Bamboo Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,632		¥ 1,632
Percentage of holding		100.00%	100.00%	100.00%
Fortune Bamboo Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 2,176		¥ 2,176
Percentage of holding		100.00%	100.00%	100.00%
China Century Core Fund Limited ("Century Core Fund") [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries | $			$ 2.0
Ownership interest in subsidiary | $					$ 896.0		$ 894.0
Percentage of holding		100.00%	100.00%	100.00%
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,730		¥ 1,730
Percentage of holding		100.00%	100.00%	100.00%
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary | $					0.6		$ 0.6
Percentage of holding		100.00%	100.00%	100.00%
Guo Yang Guo Sheng [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries	[1]	¥ 3,250
Ownership interest in subsidiary	[1]	¥ 3,250		¥ 0
Percentage of holding	[1]	99.997%	99.997%	0.00%
New Capital Wisdom Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries	[1]	¥ 0
Ownership interest in subsidiary	[1]	¥ 0		¥ 0
Percentage of holding	[1]	100.00%	100.00%	0.00%
New Fortune Wisdom Limited [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries	[1]	¥ 0
Ownership interest in subsidiary	[1]	¥ 0		¥ 0
Percentage of holding	[1]	100.00%	100.00%	0.00%
Wisdom Forever Limited Partnership [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries | $	[1]		$ 447.0
Ownership interest in subsidiary	[1]			¥ 0	$ 447.0
Percentage of holding	[1]	100.00%	100.00%	0.00%
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership Limited Partnership [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries	[1]	¥ 606
Ownership interest in subsidiary	[1]	¥ 606		¥ 0
Percentage of holding	[1]	99.98%	99.98%	0.00%
Shanghai Yuan Shu Yuan Pin Investment Management Partnership Limited Partnership [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries	[1]	¥ 606
Ownership interest in subsidiary	[1]	¥ 606		¥ 0
Percentage of holding	[1]	99.98%	99.98%	0.00%
Shanghai Wansheng Industry Partnership Limited Partnership [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries	[1]	¥ 3,900
Ownership interest in subsidiary	[1]	¥ 3,900		¥ 0
Percentage of holding	[1]	99.998%	99.998%	0.00%
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership [member]
Disclosure of transactions between related parties [Line Items]
Increase in ownership interest in subsidiaries	[1]	¥ 1,680
Ownership interest in subsidiary	[1]	¥ 1,680		¥ 0
Percentage of holding	[1]	99.98%	99.98%	0.00%

[1]	Guo Yang Guo Sheng, New Capital Wisdom Limited, New Fortune Wisdom Limited, Wisdom Forever Limited Partnership, Yuan Shu Yuan Jiu, Yuan Shu Yuan Pin, Wan Sheng, and Bai Ning are new subsidiaries set up or invested by the Company in 2017.